Non-current Assets - Intangible Assets - Key Assumptions of Changes in CGU (Details) - NOVONIX Anode Materials	Jun. 30, 2026 USD ($)
Disclosure of information for cash-generating units [line items]
Post tax discount rate (%), Previous	13.50%
Post tax discount rate (%), Current	14.50%
Average gross margin (%), Previous	44.00%
Average gross margin (%), Current	41.00%
Average operating costs ($/kg), Previous	$ 7
Average operating costs ($/kg), Current	$ 7.6
Furnace component replacements (#/yr), Previous	2 years
Furnace component replacements (#/yr), Current	4 years 1 month 6 days
Terminal growth rate (%), Previous	2.00%
Terminal growth rate (%), Current	0.00%